Cover	Oct. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2022
Entity File Number	001-34851
Entity Registrant Name	RED ROBIN GOURMET BURGERS, INC.
Entity Central Index Key	0001171759
Entity Tax Identification Number	84-1573084
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10000 E. Geddes Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	846-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RRGB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false